Other Reserves	12 Months Ended
Dec. 31, 2020
Other reserves [abstract]
Other Reserves

14      Other Reserves

		Exchange
	Share-based	difference on
	payment	net investment	Currency	Total
	capital	in foreign	translation	other
In thousands of EUR	reserves	operations	adjustment	reserves
As of January 1, 2018	58,872	(96,808)	88,853	50,917
Other comprehensive loss	—	9,053	(9,229)	(176)
Total comprehensive loss for the year	—	9,053	(9,229)	(176)
Share-based payments	17,256	—	—	17,256
Change in Non-controlling interests	—	(1,888)	(16)	(1,904)
As of December 31, 2018	76,128	(89,643)	79,608	66,093
Other comprehensive loss	—	20,179	(19,449)	730
Total comprehensive loss for the year	—	20,179	(19,449)	730
Share-based payments	37,267	—	—	37,267
Change in Non-controlling interests	—	—	24	24
As of December 31, 2019	113,395	(69,464)	60,183	104,114
Other comprehensive loss		(74,437)	73,554	(883)
Total comprehensive loss for the period	—	(74,437)	73,554	(883)
Share-based payments (Note 15)	11,110	—	—	11,110
Exercise of options	(5,649)	—	—	(5,649)
Change in Non-controlling interests	—	—	(69)	(69)
As of December 31, 2020	118,856	(143,901)	133,668	108,623

The share-based payment reserve represents the Group’s cumulative equity settled share option expense.

The Currency translation adjustment reserve represents the cumulative exchange differences on the translation of the Group’s overseas subsidiaries into the Group’s presentation currency.

The foreign exchange reserve represents the cumulative amount of the exchange differences related to a foreign operation that is consolidated.